SUBSEQUENT EVENTS	3 Months Ended
Dec. 31, 2018
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 9 – SUBSEQUENT EVENTS

On January 15, 2019 the Company collected a stock subscription receivable in the amount of $25,000 (See Note 5).

On February 14, 2019, VoiceInterop granted a 30 day extension on a note receivable from a shareholder (See Note 6).